Operating Expense (Tables)	12 Months Ended
Dec. 31, 2023
Operating Expense [Abstract]
Disclosure of operating expense
Operating expense during the years ended December 31, 2023 and 2022 consists of the following expenses by nature:

	2023	2022
Raw materials and consumables	$341,411	$293,485
Salaries and employee benefits(1)	161,939	119,219
Contractors	208,726	164,413
Repairs and maintenance	70,237	52,614
Site administration	106,803	83,440
Royalties	29,681	21,428
	918,797	734,599
Change in inventories	(154,565)	(54,545)
Total operating expense	$764,232	$680,054
(1) Total salaries and employee benefits, excluding share-based compensation, for the year ended December 31, 2023, including amounts recognized within care and maintenance expense, exploration and evaluation expense and general and administration expense, was $183.5 million (2022 – $141.1 million)